Redeemable Noncontrolling Interests and Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interests Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Abstract]
Beginning balance	¥ 1,093,526	¥ 495,845	¥ 96,937
Issuance of Fun Preferred Shares, net of issuance costs		733,238	380,260
Foreign exchange impact	(30,204)	(37,374)	(1,900)
Repurchase of Series B Preferred Shares		(146,460)
Accretion on convertible redeemable preferred shares to redemption value	108,896	48,277	20,548
Ending balance	¥ 1,172,218	¥ 1,093,526	¥ 495,845